Revenue	9 Months Ended
Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
A.    Revenue disaggregation
For the nine- and three-month periods ended September 30, 2023 and 2022, the revenues were as follows:

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	217,971,647	—	—	134,228,006	104,523,934	—	1,482,472	458,206,059
Other	60,332,448		—	—	—	7,762,101	—	106,368	68,200,917
Europe	47,808,171		—	—	—	2,566,390	—	—	50,374,561
Local	588,797		582,603,273	1,183,894	—	118,164,438	615	15,059,108	717,600,125
Incentive for automotive fuels (2)	—		23,436	—	—	—	—	—	23,436
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	1,294,405,098
2022
United States	Ps.	299,855,589	—	—	189,995,176	186,156,710	—	1,572,358	677,579,833
Other	110,614,077		—	—	—	7,685,362	—	3,490,022	121,789,461
Europe	51,806,039		—	—	—	473,711	—	—	52,279,750
Local	258,672		838,991,607	1,179,703	—	62,032,685	697	10,080,147	912,543,511
Incentive for automotive fuels (2)	—		103,720,586	—	—	—	—	—	103,720,586
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
Major products and services
2023
Crude oil	Ps.	326,574,177	—	—	—	3,446,986	—	—	330,021,163
Gas	107,487		46,858,440	—	3,514,792	26,401,001	—	—	76,881,720
Refined petroleum products	—		534,156,512	—	892,873	201,769,322	—	—	736,818,707
Incentive for automotive fuels (2)	—		23,436	—	—	—	—	—	23,436
Other	—		1,332,156	—	129,820,341	63,985	—	16,612,475	147,828,957
Services	19,399		256,165	1,183,894	—	1,335,569	615	35,473	2,831,115
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	1,294,405,098
2022
Crude oil	Ps.	462,275,705	—	—	—	855,600	—	—	463,131,305
Gas	178,927		98,482,899	—	—	81,767,753	—	—	180,429,579
Refined petroleum products	—		723,842,052	—	64,698,229	162,534,002	—	—	951,074,283
Incentive for automotive fuels (2)	—		103,720,586	—	—	—	—	—	103,720,586
Other	—		15,818,232	—	124,460,125	9,586,346	—	15,131,707	164,996,410
Services	79,745		848,424	1,179,703	836,822	1,604,767	697	10,820	4,560,978
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	326,681,664	565,247,312	1,183,894	134,228,006	231,681,294	—	16,612,475	1,275,634,645
Products and services transferred over the time	19,399		17,379,397	—	—	1,335,569	615	35,473	18,770,453
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	1,294,405,098
2022
Products transferred at a point in time	Ps.	462,454,632	896,577,312	1,179,703	189,158,354	254,743,701	—	15,131,707	1,819,245,409
Products and services transferred over the time	79,745		46,134,881	—	836,822	1,604,767	697	10,820	48,667,732
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.

For the three-month periods ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	81,958,914	—	—	52,356,062	35,561,317	—	613,219	170,489,512
Other	20,572,761		—	—	—	2,497,404	—	65,848	23,136,013
Europe	13,911,401		—	—	—	(7,375)	—	—	13,904,026
Local	36,113		190,857,862	299,619	—	57,124,362	158	5,957,321	254,275,435
Incentive for automotive fuels (2)	—		4,273	—	—	—	—	—	4,273
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	461,809,259
2022
United States	Ps.	93,636,395	—	—	62,489,749	60,755,674	—	591,823	217,473,641
Other	42,547,831		—	—	—	3,537,791	—	442,082	46,527,704
Europe	17,930,576		—	—	—	(1,852,636)	—	—	16,077,940
Local	65,111		294,777,732	424,185	—	23,057,020	169	3,746,185	322,070,402
Incentive for automotive fuels (2)	—		28,665,401	—	—	—	—	—	28,665,401
Total	Ps.	154,179,913	323,443,133	424,185	62,489,749	85,497,849	169	4,780,090	630,815,088
Major products and services
2023
Crude oil	Ps.	116,443,078	—	—	—	1,491,611	—	—	117,934,689
Gas	29,891		15,209,450	—	1,074,987	9,130,512	—	—	25,444,840
Refined petroleum products	—		176,458,724	—	353,233	84,622,478	—	—	261,434,435
Incentive for automotive fuels (2)	—		4,273	—	—	—	—	—	4,273
Other	—		(901,832)	—	50,927,842	(391,912)	—	6,628,712	56,262,810
Services	6,220		91,520	299,619	—	323,019	158	7,676	728,212
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	461,809,259
2022
Crude oil	Ps.	154,114,802	—	—	—	855,600	—	—	154,970,402
Gas	41,358		33,893,671	—	(4,592,291)	31,990,138	—	—	61,332,876
Refined petroleum products	—		256,507,009	—	3,654,126	45,070,568	—	—	305,231,703
Incentive for automotive fuels (2)	—		28,665,401	—	—	—	—	—	28,665,401
Other	—		4,071,502	—	63,428,467	7,045,816	—	4,775,659	79,321,444
Services	23,753		305,550	424,185	(553)	535,727	169	4,431	1,293,262
Total	Ps.	154,179,913	323,443,133	424,185	62,489,749	85,497,849	169	4,780,090	630,815,088
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	116,472,969	183,917,952	299,619	52,356,062	94,852,689	—	6,628,712	454,528,003
Products and services transferred over the time	6,220		6,944,183	—	—	323,019	158	7,676	7,281,256
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	461,809,259
2022
Products transferred at a point in time	Ps.	154,156,160	305,782,973	424,185	62,490,302	84,962,122	—	4,775,659	612,591,401
Products and services transferred over the time	23,753		17,660,160	—	(553)	535,727	169	4,431	18,223,687
Total	Ps.	154,179,913	323,443,133	424,185	62,489,749	85,497,849	169	4,780,090	630,815,088

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.

Nature, performance obligations and timing of revenue recognition
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition

Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially by estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”), where applicable.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.
B.    Accounts receivable in the statement of financial position
As of September 30, 2023 and December 31, 2022, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 125,631,433 and Ps. 107,117,145, respectively (see Note 10).
C.    Practical expedients
i.    Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.
ii.    Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.
D. The Automotive Incentive

On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which the gasoline is traded in the domestic market, effective until December 31, 2024. For the nine-month periods ended September 30, 2023 and 2022, this complementary incentive amounted Ps. 23,436 and Ps. 103,720,586, respectively, which is included as a separate line item in total revenues in the Statement of Comprehensive Income.